Quarterly Report
March 31, 2023
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Alcoholic Beverages – 2.5%
Diageo PLC	14,944	$666,238
Kweichow Moutai Co. Ltd., “A”	2,200	581,556
		$1,247,794
Apparel Manufacturers – 5.9%
Adidas AG	3,439	$607,104
Burberry Group PLC	17,044	545,369
LVMH Moet Hennessy Louis Vuitton SE	1,126	1,031,136
NIKE, Inc., “B”	5,889	722,227
		$2,905,836
Automotive – 1.5%
Aptiv PLC (a)	6,776	$760,199
Brokerage & Asset Managers – 1.0%
Blackstone, Inc.	1,487	$130,618
Charles Schwab Corp.	7,282	381,431
		$512,049
Business Services – 8.0%
Accenture PLC, “A”	4,962	$1,418,189
CGI, Inc. (a)	8,198	790,078
Equifax, Inc.	2,600	527,384
Fiserv, Inc. (a)	5,977	675,580
Thomson Reuters Corp.	1,699	221,052
Verisk Analytics, Inc., “A”	1,714	328,848
		$3,961,131
Computer Software – 8.1%
Adobe Systems, Inc. (a)	2,387	$919,878
Black Knight, Inc. (a)	9,431	542,849
Microsoft Corp.	8,820	2,542,806
		$4,005,533
Computer Software - Systems – 3.0%
Apple, Inc.	7,239	$1,193,711
Samsung Electronics Co. Ltd.	5,678	281,563
		$1,475,274
Construction – 1.9%
Otis Worldwide Corp.	6,557	$553,411
Sherwin-Williams Co.	1,755	394,471
		$947,882
Consumer Products – 5.1%
Church & Dwight Co., Inc.	14,373	$1,270,717
Estee Lauder Cos., Inc., “A”	1,621	399,512
KOSE Corp.	4,400	522,611
Reckitt Benckiser Group PLC	4,504	342,146
		$2,534,986
Electrical Equipment – 5.6%
Amphenol Corp., “A”	11,766	$961,518
Fortive Corp.	10,993	749,393
Schneider Electric SE	3,369	563,192

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	3,929	$515,288
		$2,789,391
Electronics – 4.6%
Analog Devices, Inc.	4,366	$861,062
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,479	1,067,777
Texas Instruments, Inc.	1,739	323,471
		$2,252,310
Food & Beverages – 2.5%
McCormick & Co., Inc.	6,689	$556,592
Nestle S.A.	4,793	585,114
PepsiCo, Inc.	543	98,989
		$1,240,695
General Merchandise – 1.7%
B&M European Value Retail S.A.	89,087	$531,521
Dollarama, Inc.	5,131	306,645
		$838,166
Insurance – 2.6%
Aon PLC	2,711	$854,751
Marsh & McLennan Cos., Inc.	2,453	408,547
		$1,263,298
Internet – 9.9%
Alphabet, Inc., “A” (a)	23,031	$2,389,006
Gartner, Inc. (a)	1,531	498,754
NAVER Corp.	5,449	857,752
Tencent Holdings Ltd.	23,600	1,153,175
		$4,898,687
Leisure & Toys – 1.4%
Electronic Arts, Inc.	5,643	$679,699
Machinery & Tools – 1.4%
Daikin Industries Ltd.	2,100	$376,503
Schindler Holding AG	1,419	313,897
		$690,400
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	4,662	$995,757
Medical Equipment – 10.1%
Abbott Laboratories	2,412	$244,239
Agilent Technologies, Inc.	4,275	591,403
Becton, Dickinson and Co.	1,935	478,990
Boston Scientific Corp. (a)	20,200	1,010,606
Danaher Corp.	2,616	659,337
STERIS PLC	4,359	833,790
Stryker Corp.	1,813	517,557
Thermo Fisher Scientific, Inc.	1,106	637,465
		$4,973,387
Other Banks & Diversified Financials – 7.8%
Credicorp Ltd.	2,749	$363,940
HDFC Bank Ltd.	41,338	812,706
Julius Baer Group Ltd.	4,556	311,947
Mastercard, Inc., “A”	979	355,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Moody's Corp.	1,853	$567,055
Visa, Inc., “A”	6,376	1,437,533
		$3,848,959
Pharmaceuticals – 1.0%
Roche Holding AG	1,780	$509,414
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	3,761	$474,569
Railroad & Shipping – 2.6%
Canadian Pacific Railway Ltd.	16,675	$1,282,974
Restaurants – 0.7%
Starbucks Corp.	3,402	$354,250
Specialty Chemicals – 0.8%
Sika AG	1,479	$415,135
Specialty Stores – 2.8%
Alibaba Group Holding Ltd. (a)	17,212	$218,897
Ross Stores, Inc.	6,083	645,589
TJX Cos., Inc.	6,691	524,307
		$1,388,793
Telecommunications - Wireless – 2.5%
American Tower Corp., REIT	3,294	$673,096
Cellnex Telecom S.A.	14,343	558,313
		$1,231,409
Utilities - Electric Power – 1.3%
Xcel Energy, Inc.	9,248	$623,685
Total Common Stocks		$49,101,662
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.56% (v)	329,777	$329,843

Other Assets, Less Liabilities – 0.0%		8,067
Net Assets – 100.0%		$49,439,572
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $329,843 and $49,101,662, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,809,338	$—	$—	$32,809,338
Canada	2,600,749	—	—	2,600,749
Switzerland	—	2,135,507	—	2,135,507
United Kingdom	1,008,384	1,076,890	—	2,085,274
China	—	1,953,628	—	1,953,628
France	1,031,136	563,192	—	1,594,328
South Korea	—	1,139,315	—	1,139,315
Taiwan	1,067,777	—	—	1,067,777
Japan	—	899,114	—	899,114
Other Countries	1,445,613	1,371,019	—	2,816,632
Mutual Funds	329,843	—	—	329,843
Total	$40,292,840	$9,138,665	$—	$49,431,505
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$374,408	$1,655,564	$1,699,939	$(131)	$(59)	$329,843
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,334	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	67.0%
Canada	5.3%
Switzerland	4.3%
United Kingdom	4.2%
China	4.0%
France	3.2%
South Korea	2.3%
Taiwan	2.2%
Japan	1.8%
Other Countries	5.7%